Revenue (Tables)	9 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Direct Financing Lease, Lease Income [Table Text Block]
The following table lists the components of Teekay LNG's net investments in direct financing leases:

	September 30, 2019	December 31, 2018
	$	$
Total minimum lease payments to be received	849,115	897,130
Estimated unguaranteed residual value of leased properties	291,098	291,098
Initial direct costs and other	304	329
Less unearned revenue	(579,080)	(613,394)
Total	561,437	575,163
Less current portion	(13,365)	(12,635)
Long-term portion	548,072	562,528

Disaggregation of Revenue
The following tables contain the Company’s revenue for the three and nine months ended September 30, 2019 and 2018, by contract type, by segment and by business lines within segments.

	Three Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	129,633	1,597	1,909	—	12,642	(7,246)	138,535
Voyage charters	10,846	—	173,034	—	—	—	183,880
Bareboat charters	6,196	—	—	—	—	—	6,196
FPSO contracts	—	—	—	44,558	—	—	44,558
Management fees and other	1,383	—	7,361	—	38,633	150	47,527
	148,058	1,597	182,304	44,558	51,275	(7,096)	420,696

	Three Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	104,342	2,820	12,326	—	6,645	—	126,133
Voyage charters	6,279	2,220	152,047	—	—	—	160,546
Bareboat charters	6,001	—	—	—	—	—	6,001
FPSO contracts	—	—	—	71,583	—	—	71,583
Management fees and other	1,566	108	11,542	—	39,343	(260)	52,299
	118,188	5,148	175,915	71,583	45,988	(260)	416,562

	Nine Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	394,092	6,728	6,775	—	26,989	(9,733)	424,851
Voyage charters	28,864	—	576,256	—	—	—	605,120
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	151,824	—	—	151,824
Management fees and other	4,388	—	34,051	—	122,934	(1,979)	159,394
	445,731	6,728	617,082	151,824	149,923	(11,712)	1,359,576

	Nine Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	294,658	12,534	51,820	—	27,327	(9,418)	376,921
Voyage charters	16,669	12,690	432,017	—	—	—	461,376
Bareboat charters	17,112	—	—	—	—	—	17,112
FPSO contracts	—	—	—	203,982	—	—	203,982
Management fees and other	6,970	324	32,202	—	116,788	551	156,835
	335,409	25,548	516,039	203,982	144,115	(8,867)	1,216,226

The following table contains the Company's total revenue for the three and nine months ended September 30, 2019 and 2018, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	334,206	316,217	1,071,759	912,782
Interest income on lease receivables	12,978	8,915	38,741	28,829
Variable lease payments – cost reimbursements (1)	14,169	10,629	39,483	29,306
Variable lease payments – other (2)	6,542	24,606	33,686	76,314
	367,895	360,367	1,183,669	1,047,231
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,274	3,896	16,513	12,160
Management fees and other income	47,527	52,299	159,394	156,835
	52,801	56,195	175,907	168,995
Total	420,696	416,562	1,359,576	1,216,226

(1)
Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.

(2)
Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil, and other monthly or annual operational performance measures.

The following tables contain the Company’s revenue for the three and nine months ended September 30, 2019 and 2018, by contract type, by segment and by business lines within segments.

	Three Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	129,633	1,597	1,909	—	12,642	(7,246)	138,535
Voyage charters	10,846	—	173,034	—	—	—	183,880
Bareboat charters	6,196	—	—	—	—	—	6,196
FPSO contracts	—	—	—	44,558	—	—	44,558
Management fees and other	1,383	—	7,361	—	38,633	150	47,527
	148,058	1,597	182,304	44,558	51,275	(7,096)	420,696

	Three Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	104,342	2,820	12,326	—	6,645	—	126,133
Voyage charters	6,279	2,220	152,047	—	—	—	160,546
Bareboat charters	6,001	—	—	—	—	—	6,001
FPSO contracts	—	—	—	71,583	—	—	71,583
Management fees and other	1,566	108	11,542	—	39,343	(260)	52,299
	118,188	5,148	175,915	71,583	45,988	(260)	416,562

	Nine Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	394,092	6,728	6,775	—	26,989	(9,733)	424,851
Voyage charters	28,864	—	576,256	—	—	—	605,120
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	151,824	—	—	151,824
Management fees and other	4,388	—	34,051	—	122,934	(1,979)	159,394
	445,731	6,728	617,082	151,824	149,923	(11,712)	1,359,576

	Nine Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	294,658	12,534	51,820	—	27,327	(9,418)	376,921
Voyage charters	16,669	12,690	432,017	—	—	—	461,376
Bareboat charters	17,112	—	—	—	—	—	17,112
FPSO contracts	—	—	—	203,982	—	—	203,982
Management fees and other	6,970	324	32,202	—	116,788	551	156,835
	335,409	25,548	516,039	203,982	144,115	(8,867)	1,216,226